Expenses Relating to Continuing Operations (Tables)	12 Months Ended
Jun. 30, 2023
Expenses by nature [abstract]
Schedule of Expenses Related to Continuing Operations

	2023 A$	2022 A$	2021 A$
Loss before income tax benefit includes the following specific expenses:

Finance expenses
- Interest expense on lease liabilities	21,278	26,872	26,934
- Bank fees	7,952	17,293	17,527
- Amortisation of transaction costs (Note18)			252,019
- Accrual of final payment (Note18)			528,819
- Interest expense on bank loan and other loans			618,586
	29,230	44,165	1,443,885

Employment benefit expenses of:
- Wages and salaries	3,785,547	2,901,689	2,577,954
- Superannuation	176,710	266,127	148,662
- Share-based payments	1,904,553	2,829,689	1,308,349
	5,866,810	5,997,505	4,034,965

Depreciation and Amortisation of non-current assets
- Plant and equipment (Note 13)	1,368	2,681	45,553
- Right-of-use assets (rental property) (Note 14)	170,900	193,358	762,813
- Intellectual property (Note 16)	984,724	913,373	892,512
	1,156,992	1,109,412	1,700,878
Rental expense on operating leases (low value assets)
- Minimum lease payments	5,729	5,260	7,277